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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended May 31, 2004. This 1 series have a May 31 fiscal year end.

Date of reporting period: 5/31/2004

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen Intermediate Municipal Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Intermediate Municipal Bond Fund, which covers the twelve-month period ended May 31, 2004.

Municipal bonds, along with other fixed income securities, faced a variety of challenges and catalysts within the past year. Challenges ranged from changes in the tax laws and the improving economy, while catalysts surfaced as a safe haven from geopolitical uncertainties, an accommodative stance from the Federal Reserve, and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in pursuit of quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May 2003, the Fed had commented on the "possibility of an unwelcome, substantial fall in inflation." The bond market, convinced the Fed was taking rates down even further, drove yields down to 45-year lows in the U.S. Treasury market. Yet when central bankers reduced their target for the federal funds rate by a less

LETTER TO SHAREHOLDERS continued

than expected twenty five basis points in late June, and Chairman Greenspan later projected economic growth of more than 4% in the year ahead, the bond market sold-off rather abruptly. Indeed, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from what was arguably a significant overbought condition to an oversold one in a matter of just six weeks.

It was our opinion that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's now famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of these securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these states and local governments improved.

Throughout the investment period, the Fed attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from maintaining policy accommodation for a "considerable period" to one of being "measured" in its approach to remove this monetary stimulus. Most recently, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. In 1994 the fixed income market was surprised by the aggressive Fed tightening and had a major sell off. Given the current level of interest rates, inflation, the dollar, and global economic growth, we believe these concerns are overblown. Also, as a

LETTER TO SHAREHOLDERS continued

result of the Fed's attempts to improve clarity, yields have already begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard once the Fed began to tighten.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of May 31, 2004

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed
Income Team Lead
Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

Average annual return*

1 year with sales charge	-5.57%	-6.29%	-2.51%	N/A	N/A

1 year w/o sales charge	-0.87%	-1.55%	-1.56%	-0.57%	-0.79%

5 year	5.21%	5.71%	6.03%	6.36%	6.31%

Since portfolio inception	5.46%	6.09%	6.09%	6.34%	6.31%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares' inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B , C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI)**, the Lehman Brothers 7-Year Municipal Bond Index (LB7YMBI) and the Consumer Price Index (CPI).

The LB5YMBI and the LB7YMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

** The fund's index has changed to the Lehman Brothers 5-Year Municipal Bond Index from the Lehman Brothers 7-Year Municipal Bond Index, as a result of the merger on July 11, 2003 with Evergreen Offit National Municipal Bond Fund, the accounting and performance survivor in the transaction.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned -0.87% for the twelve-month period ended May 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers 5-Year Municipal Bond Index, returned -0.39%.

The fixed income markets experienced great volatility during the twelve-months especially early and late in the period. The first challenge came in the summer of 2003 when investors were surprised and disappointed by the June announcement that the Federal Reserve was lowering the fed funds rate, the most influential short-term interest rate, by only one-quarter of one percent instead of the widely anticipated one-half of one percent. The Fed's action was taken as a signal that they believed the economy was starting to grow with vigor and that they would soon begin to raise short-term rates. In anticipation of higher short-term rates, market interest rates began moving up, resulting in erosion in the prices of many intermediate and longer-term bond prices. This tended to detract from fund performance because we had maintained a longer duration than the fund's benchmark in the belief that short-term rates were at extraordinarily low levels and were more likely to rise before longer-term rates. However, after mid-August, economic signals became less certain and there was less confidence among investors about the overall health of the economy, particularly about the economy's ability to create new jobs. With this as a backdrop, market interest rates stabilized and even declined and the fund's relatively long duration contributed positively to performance. The situation changed again in April 2004, when the federal government issued a report documenting extremely strong new-job creation in March. This was followed by another report in May recording another strong improvement in employment. Longer-term interest rates spiked up dramatically, particularly in April, and the fund's exposure to longer-maturity securities detracted from the fund's performance relative to the index.

We believed that the yields of shorter-maturity securities were unsustainably low and were more likely to rise significantly than were the yields on longer-maturity securities. Accordingly, we thought that 10-year Treasury Notes were likely to outperform shorter-term maturity securities, such as those in the two-to-seven year range and we emphasized the longer end of the intermediate-bond universe. For most of the period, our analysis proved correct, although intermediate and longer-term maturity rates did shoot up in the last two months of the period, as we indicated. Nevertheless, we continued to believe that longer-term maturity bonds were more likely to outperform shorter-term maturity securities. At the end of the fiscal year, on May 31, 2004, average duration, a measure of the fund's sensitivity to interest-rate movements, was about six years. We maintained the fund's conservative posture against the risk of credit exposure by continuing to emphasize higher-quality bonds. Average credit quality of fund holdings remained at AA during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of May 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended December 31, 2002[1,3,4]
CLASS A	2004[1]	2003[1,2]
Net asset value, beginning of period	$62.54	$61.61	$59.04
Income from investment operations
Net investment income	1.93	0.66	1.64
Net realized and unrealized gains or losses on securities	-2.46	1.85	3.17
Total from investment operations	-0.53	2.51	4.81
Distributions to shareholders from
Net investment income	-1.98	-0.60	-1.64
Net realized gains	-0.79	-0.98	-0.60
Total distributions to shareholders	-2.77	-1.58	-2.24
Net asset value, end of period	$59.24	$62.54	$61.61
Total return[5]	-0.87%	4.14%	8.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses[6]	0.98%	0.93%[7]	0.75%[7]
Net investment income	3.18%	2.56%[7]	3.03%[7]
Portfolio turnover rate	247%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

[4]   Effective at the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended December 31, 2002[1,3]
CLASS B	2004[1]	2003[1,2]
Net asset value, beginning of period	$62.54	$61.61	$61.06
Income from investment operations
Net investment income	1.51	0.44	0.22
Net realized and unrealized gains or losses on securities	-2.46	1.91	0.55
Total from investment operations	-0.95	2.35	0.77
Distributions to shareholders from
Net investment income	-1.56	-0.44	-0.22
Net realized gains	-0.79	-0.98	0
Total distributions to shareholders	-2.35	-1.42	-0.22
Net asset value, end of period	$59.24	$62.54	$61.61
Total return[4]	-1.55%	3.82%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,673	$1,082	$27
Ratios to average net assets
Expenses[5]	1.68%	1.64%[6]	1.57%[6]
Net investment income	2.57%	1.79%[6]	2.16%[6]
Portfolio turnover rate	247%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended December 31, 2002[1,3]
CLASS C	2004[1]	2003[1,2]
Net asset value, beginning of period	$62.54	$61.61	$61.07
Income from investment operations
Net investment income	1.49	0.49	0.22
Net realized and unrealized gains or losses on securities	-2.44	1.86	0.54
Total from investment operations	-0.95	2.35	0.76
Distributions to shareholders from
Net investment income	-1.56	-0.44	-0.22
Net realized gains	-0.79	-0.98	0
Total distributions to shareholders	-2.35	-1.42	-0.22
Net asset value, end of period	$59.24	$62.54	$61.61
Total return[4]	-1.56%	3.82%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,090	$1,293	$539
Ratios to average net assets
Expenses[5]	1.68%	1.63%[6]	1.48%[6]
Net investment income	2.58%	1.79%[6]	1.63%[6]
Portfolio turnover rate	247%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended December 31,
CLASS I	2004[1]	2003[1,2]	2002[1,3]	2001[1,3]	2000[1,3]	1999[1,3]
Net asset value, beginning of period	$62.54	$61.61	$58.01	$58.28	$54.89	$57.02
Income from investment operations
Net investment income	2.13	0.71	1.86	1.97	2.57	2.24
Net realized and unrealized gains or losses on securities	-2.47	1.86	4.36	1.92	3.39	-2.13
Total from investment operations	-0.34	2.57	6.22	3.89	5.96	0.11
Distributions to shareholders from
Net investment income	-2.17	-0.66	-2.02	-1.97	-2.57	-2.24
Net realized gains	-0.79	-0.98	-0.60	-2.19	0	0
Total distributions to shareholders	-2.96	-1.64	-2.62	-4.16	-2.57	-2.24
Net asset value, end of period	$59.24	$62.54	$61.61	$58.01	$58.28	$54.89
Total return	-0.57%	4.25%	10.96%	6.79%	11.21%	0.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$441,869	$76,602	$86,542	$46,076	$25,745	$19,044
Ratios to average net assets
Expenses[4]	0.68%	0.64%[5]	0.51%	0.50%	0.50%	0.50%
Net investment income	3.59%	2.81%[5]	3.42%	3.26%	4.64%	3.96%
Portfolio turnover rate	247%	73%	281%	424%	370%	299%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   Effective at the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended May 31,
CLASS IS	2004[1,2]
Net asset value, beginning of period	$60.85
Income from investment operations
Net investment income	1.80
Net realized and unrealized gains or losses on securities	-1.59
Total from investment operations	0.21
Distributions to shareholders from
Net investment income	-1.82
Net asset value, end of period	$59.24
Total return	0.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,219
Ratios to average net assets
Expenses[3]	0.93%[4]
Net investment income	3.40%[4]
Portfolio turnover rate	247%

[1]   For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

[2]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund became the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 2.9%
Denver, CO City & Cnty. Arpt. RB, Ser. D, 7.75%, 11/15/2013	$ 9,405,000	$ 11,167,121
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015, (Insd. by AMBAC)	2,400,000	2,623,272
		13,790,393
CONTINUING CARE RETIREMENT COMMUNITY 2.3%
New Jersey EDA RB:
Evergreens Proj., 5.88%, 10/01/2012	1,380,000	1,380,511
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009	530,000	544,109
5.30%, 01/01/2010	585,000	602,058
Franciscan Oaks Proj.:
5.60%, 10/01/2012	2,620,000	2,572,290
5.70%, 10/01/2017	1,215,000	1,142,756
Ser. A, 5.00%, 09/01/2018	4,535,000	4,734,540
		10,976,264
EDUCATION 8.6%
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied
Proj., 6.38%, 07/01/2023	1,000,000	1,055,910
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	6,510,000	6,799,370
New York Dormitory Auth. RB, Ser. A:
5.00%, 07/01/2015	1,100,000	1,168,453
5.00%, 07/01/2016	1,230,000	1,295,128
5.50%, 05/15/2013	13,000,000	14,416,350
Rutgers Univ., NJ RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	7,230,000	7,706,457
5.00%, 05/01/2016, (Insd. by FGIC)	2,470,000	2,610,074
San Jose, CA Cmnty. College RB, Ser. A, 5.00%, 09/01/2019	5,875,000	6,035,975
		41,087,717
ESCROW 1.2%
Beaver Falls, PA Muni. Auth. RB, 9.13%, 08/01/2005	420,000	456,120
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	4,580,000	5,301,029
		5,757,149
GENERAL OBLIGATION - LOCAL 26.9%
Baltimore Cnty., MD Refunding Cons. Pub. Impt. GO, 4.50%, 08/01/2016	200,000	203,920
Dallas, TX Independent Sch. Dist. GO:
5.00%, 02/15/2016	6,520,000	6,852,455
5.00%, 02/15/2019	2,285,000	2,352,179
Harris Cnty., TX GO:
Ser. A, 5.25%, 10/01/2015	1,885,000	2,027,469
Ser. B, 5.25%, 10/01/2018	14,435,000	15,229,791
Hempstead, NY GO, Ser. A, 5.00%, 02/01/2015	1,400,000	1,497,412
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	7,945,506
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	3,000,000	3,154,230
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
New York, NY GO:
Ser. B, 5.63%, 12/01/2013	$ 1,000,000	$ 1,082,520
Ser. C, 5.50%, 08/01/2014	4,500,000	4,851,450
Ser. G:
5.25%, 08/01/2015	3,170,000	3,341,909
5.63%, 08/01/2013	3,000,000	3,269,400
5.63%, 08/01/2015	620,000	664,163
Rites-PA-878-R, 6.77%, 02/01/2008, (Insd. by MBIA)†	5,000,000	5,637,400
North Carolina GO, Ser. A, 5.00%, 03/01/2018	24,500,000	25,753,665
North East Independent Sch. Dist., TX Refunding GO, 5.00%, 08/01/2018	4,000,000	4,146,360
North Orange Cnty., CA Cmnty. College GO, Ser. B, 5.00%,
08/01/2017, (Insd. by FGIC)	2,190,000	2,293,061
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,351,312
Phoenix, AZ GO, 4.50%, 07/01/2015	2,025,000	2,067,788
Richland Cnty., SC GO:
4.75%, 03/01/2016, (Insd. by FSA)	7,295,000	7,501,157
4.75%, 03/01/2018, (Insd. by FSA)	1,270,000	1,286,751
San Jose-Evergreen, CA Cmnty. College Dist. GO, Ser. C:
5.00%, 09/01/2015	7,890,000	8,316,928
5.25%, 09/01/2016	8,740,000	9,347,430
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018 #	4,415,000	4,566,081
128,740,337
GENERAL OBLIGATION - STATE 0.3%
Texas GO:
5.60%, 06/01/2009	415,000	449,818
5.75%, 06/01/2011	670,000	723,647
5.90%, 12/01/2014	130,000	138,657
1,312,122
HOSPITAL 8.2%
Illinois Hlth. Facs. Auth. RB:
Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,990,000	5,324,615
Passavant Mem. Hosp. Proj., 5.65%, 10/01/2016	4,850,000	5,011,311
Iowa Fin. Auth. RRB, Trinity Hlth. Proj., 5.75%, 12/01/2015	4,240,000	4,545,577
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,145,165
6.00%, 12/01/2014	4,865,000	5,326,737
New Hampshire Hlth. & Ed. Facs. RB, 6.00%, 10/01/2016	1,000,000	1,078,570
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr.:
6.00%, 07/01/2012	3,000,000	3,306,510
6.25%, 07/01/2017	2,000,000	2,179,860
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., 6.25%,
01/15/2017	5,535,000	5,993,464
Wisconsin Hlth. & Edl. Facs. Auth. RB, 6.00%, 08/15/2014	1,000,000	1,102,770
39,014,579

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 10.3%
Chicago, IL SFHRB, 6.38%, 09/30/2033, (Insd. by GNMA/FHLMC)	$ 4,270,000	$ 4,478,419
Jefferson Parish, LA Home Mtge. Auth. SFHRRB, 6.75%, 06/01/2030,
(Insd. by GNMA)	1,385,000	1,482,172
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj.,
Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,836,888
Massachusetts HFA RB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	150,000	151,614
Michigan Hsg. Dev. Auth. RB, Rites-PA-849, 10.77%, 12/01/2005,
(Insd. by MBIA)†	5,325,000	5,662,499
Minnesota HFA SFHRB, 6.20%, 01/01/2021	2,605,000	2,692,111
Mississippi Home Corp. SFHRB, 6.70%, 12/01/2029, (Insd. by GNMA/FNMA)	3,405,000	3,457,062
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA/FNMA)	2,445,000	2,492,238
7.50%, 03/01/2031, (Insd. by GNMA/FNMA)	590,000	602,838
New Hampshire HFA SFHRB, 6.15%, 07/01/2029	575,000	591,934
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA/FNMA/FHLMC)	785,000	808,016
Ser. E, 6.55%, 09/01/2031	3,840,000	4,137,024
New York HFA RB:
Ser. A, 5.25%, 09/15/2017	1,795,000	1,893,115
Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,490,247
New York Urban Dev. Corp. RB, Ser. C-1, 5.50%, 03/15/2015, (Insd. by FGIC)	1,730,000	1,900,543
Ohio HFA Mtge. RB, 5.625%, 03/01/2032, (Insd. by GNMA)	4,605,000	4,813,376
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA/FNMA)	1,070,000	1,126,699
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Insd. by GNMA)	8,980,000	9,727,136
		49,343,931
INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Harris Cnty., TX RB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	4,025,000	4,279,622
Hodgkins, IL Env. RB, MBM Proj., 6.00%, 11/01/2015	7,000,000	7,187,950
New Mexico Fin. Auth. RB, Sr. Lien, Ser. A:
5.13%, 06/15/2018	20,000,000	21,002,600
5.25%, 06/15/2016	5,295,000	5,701,762
New York Env. Facs. PCRB, Ser. B, 5.20%, 05/15/2014	460,000	503,525
		38,675,459
LEASE 4.4%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%,
01/01/2011, (Insd. by MBIA)	3,025,000	3,313,585
Texas Natl. Research Lab. Commission RB, 6.95%, 12/01/2012	15,000,000	17,545,950
		20,859,535
MISCELLANEOUS REVENUE 0.6%
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd.
by GNMA)	2,750,000	2,858,322
POWER 0.3%
New York Pwr. Auth. RB, Ser. A, 5.00%, 11/15/2017	1,575,000	1,638,898
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.4%
Colorado Edl. & Cultural Facs. RB, 5.75%, 04/01/2013	$ 200,000	$ 214,074
Dauphin Cnty., PA Gen. Auth. RB:
5.50%, 01/15/2008	6,500,000	3,030,625
5.75%, 01/15/2010	3,950,000	1,841,687
Los Angeles, CA Sanitation Equipment RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,844,778
		6,931,164
SALES TAX 5.0%
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2015, (Insd. by AMBAC)	3,745,000	3,979,924
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	4,955,868
Ser. B, 5.00%, 11/15/2018	2,250,000	2,335,882
New York, NY Transitional Fin. Auth. RB, Ser. A:
5.00%, 08/01/2015	3,485,000	3,678,975
5.00%, 08/01/2016	3,950,000	4,136,203
5.00%, 08/01/2017	4,450,000	4,622,260
		23,709,112
SPECIAL TAX 0.7%
Fort Bend Cnty., TX RB, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,136,101
TRANSPORTATION 6.9%
Maryland Dept. of Trans. RB, 5.00%, 05/01/2017	20,155,000	21,201,246
Metropolitan Trans. Auth., NY RB, Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	4,000,000	4,238,560
New York Thruway Auth. RB:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	6,200,000	6,468,522
Ser. A, 5.00%, 04/01/2017	1,000,000	1,047,450
		32,955,778
WATER & SEWER 9.7%
Contra Costa, CA Wtr. Dist. RRB, Ser. M:
5.00%, 10/01/2016, (Insd. by FSA)	8,150,000	8,578,201
5.00%, 10/01/2017, (Insd. by FSA)	12,515,000	13,064,909
5.00%, 10/01/2018	5,690,000	5,895,921
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, Ser. B:
4.75%, 08/01/2015	1,550,000	1,621,486
4.75%, 08/01/2016	1,500,000	1,554,105
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	1,205,000	1,261,201
5.00%, 11/15/2017	1,835,000	1,927,539
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. A, 1.08%, 06/15/2025, (SPA: FGIC)	1,400,000	1,400,000
Ser. B, 5.00%, 06/15/2017	7,830,000	8,156,355
Ser. G, 1.07%, 06/15/2024, (SPA: FGIC)	2,800,000	2,800,000
		46,259,717
Total Municipal Obligations (cost $467,878,302)		467,046,578

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Principal Amount	Value
SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Municipal Money Market Fund ## (o) (cost $12,542,448)	12,542,448	$ 12,542,448
Total Investments (cost $480,420,750) 100.4%		479,589,026
Other Assets and Liabilities (0.4%)		(1,711,978)
Net Assets 100.0%		$ 477,877,048

†	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of May 31, 2004:
New York	20.6%
California	13.9%
Texas	13.9%
New Mexico	6.6%
New Jersey	5.6%
North Carolina	5.4%
Illinois	4.6%
Maryland	4.5%
Colorado	3.6%
Michigan	3.4%
Pennsylvania	2.4%
Massachusetts	2.1%
Tennessee	2.0%
South Carolina	1.8%
South Dakota	1.1%
Ohio	1.0%
Iowa	0.9%
Georgia	0.7%
Mississippi	0.7%
Minnesota	0.6%
Missouri	0.6%
Arizona	0.4%
Louisiana	0.3%
New Hampshire	0.3%
Oklahoma	0.2%
Wisconsin	0.2%
Non-state specific	2.6%
Total	100.0%

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004

Assets

Investments in securities, at value (cost $480,420,750)	$ 479,589,026
Receivable for Fund shares sold	115,804
Interest receivable	5,624,509
Prepaid expenses and other assets	121,007

Total assets	485,450,346

Liabilities
Dividends payable	1,265,282
Payable for securities purchased	4,544,217
Payable for Fund shares redeemed	1,676,183
Advisory fee payable	25,005
Distribution Plan expenses payable	1,770
Due to other related parties	5,988
Accrued expenses and other liabilities	54,853

Total liabilities	7,573,298

Net assets	$ 477,877,048

Net assets represented by
Paid-in capital	$ 505,635,589
Overdistributed net investment income	(527,070)
Accumulated net realized losses on securities	(26,399,747)
Net unrealized losses on securities	(831,724)

Total net assets	$ 477,877,048

Net assets consists of
Class A	$ 13,025,676
Class B	3,672,602
Class C	5,089,957
Class I	441,869,344
Class IS	14,219,469

Total net assets	$ 477,877,048

Shares outstanding
Class A	219,875
Class B	61,993
Class C	85,918
Class I	7,458,775
Class IS	240,023

Net asset value per share
Class A	$ 59.24
Class A -- Offering price (based on sales charge of 4.75%)	$ 62.19
Class B	$ 59.24
Class C	$ 59.24
Class I	$ 59.24
Class IS	$ 59.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2004

Investment income

Interest	$ 20,868,054

Expenses
Advisory fee	2,486,883
Distribution Plan expenses
Class A	42,168
Class B	21,381
Class C	26,140
Class IS	30,606
Administrative services fee	488,383
Transfer agent fees	25,950
Trustees' fees and expenses	40,749
Printing and postage expenses	58,423
Custodian and accounting fees	141,802
Registration and filing fees	38,167
Professional fees	23,598
Other	27,319

Total expenses	3,451,569
Less: Expense reductions	(2,812)

Net expenses	3,448,757

Net investment income	17,419,297

Net realized and unrealized gains or losses on securities
Net realized gains on securities	370,495
Net change in unrealized gains or losses on securities	(15,143,421)

Net realized and unrealized gains or losses on securities	(14,772,926)

Net increase in net assets resulting from operations	$ 2,646,371

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2004 (a)(b)		2003 (a)(c)

Operations
Net investment income		$ 17,419,297		$ 1,020,343
Net realized gains on securities		370,495		1,302,233
Net change in unrealized gains or losses
on securities		(15,143,421)		1,424,877

Net increase in net assets resulting
from operations		2,646,371		3,747,453

Distributions to shareholders from
Net investment income
Class A		(456,782)		(65,068)
Class B		(57,468)		(1,887)
Class C		(71,615)		(5,837)
Class I		(16,491,993)		(877,268)
Class IS		(421,231)		0
Net realized gains
Class A		(191,163)		(202,870)
Class B		(17,847)		(14,584)
Class C		(17,584)		(19,771)
Class I		(996,745)		(1,207,209)

Total distributions to shareholders		(18,722,428)		(2,394,494)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	170,944	10,488,123	187,530	11,560,541
Class B	54,532	3,332,234	17,838	1,112,527
Class C	73,464	4,479,130	37,754	2,316,927
Class I	1,051,732	63,435,120	148,654	9,145,180
Class IS	107,011	6,483,350	0	0

		88,217,957		24,135,175

Net asset value of shares issued in
reinvestment of distributions
Class A	7,229	438,449	2,545	158,669
Class B	1,065	64,604	251	15,663
Class C	1,079	65,396	373	23,236
Class I	31,868	1,933,591	16,940	1,053,619
Class IS	3,795	229,448	0	0

		2,731,488		1,251,187

Automatic conversion of Class B shares
to Class A shares
Class A	153	9,563	0	0
Class B	(153)	(9,563)	0	0

		0		0

Payment for shares redeemed
Class A	(167,441)	(10,205,777)	(5,066)	(312,566)
Class B	(10,754)	(648,774)	(1,217)	(76,913)
Class C	(9,304)	(556,706)	(26,193)	(1,599,626)
Class I	(3,183,752)	(192,638,585)	(345,706)	(21,289,471)
Class IS	(101,602)	(6,121,292)	0	0

		(210,171,134)		(23,278,576)

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

(c) For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS   continued

	Year Ended May 31,
	2004 (a)(b)		2003 (a)(c)
Capital share transactions continued
Net asset value of shares issued in	Shares		Shares
acquisition
Class I	8,333,840	$ 507,085,876	0	$ 0
Class IS	230,819	14,044,368	0	0

		521,130,244		0

Net increase in net assets resulting
from capital share transactions		401,908,555		2,107,786

Total increase in net assets		385,832,498		3,460,745
Net assets
Beginning of period		92,044,550		88,583,805

End of period		$ 477,877,048		$ 92,044,550

Undistributed (overdistributed) net
investment income		$ (527,070)		$ 54,886

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11 2003 (commencement of class operations) to May 31, 2004.

(c) For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS   continued

	Year Ended
	December 31, 2002 (a)

Operations
Net investment income		$ 2,320,410
Net realized gains on securities		1,467,468
Net change in unrealized gains or losses on securities		3,246,312

Net increase in net assets resulting from operations		7,034,190

Distributions to shareholders from
Net investment income
Class A		(8,840)
Class B		(61)
Class C		(637)
Class I		(2,326,269)
Net realized gains
Class A		(2,350)
Class I		(825,229)

Total distributions to shareholders		(3,163,386)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	23,796	1,424,646
Class B	431	25,986
Class C	25,019	1,519,577
Class I	985,491	59,167,559

		62,137,768

Net asset value of shares issued in reinvestment of distributions
Class A	184	11,191
Class B	0	23
Class C	6	347
Class I	23,698	1,430,143

		1,441,704

Payment for shares redeemed
Class C	(16,279)	(990,431)
Class I	(398,432)	(23,952,430)
		(24,942,861)

Net increase in net assets resulting from capital share transactions		38,636,611

Total increase in net assets		42,507,415
Net assets
Beginning of period		46,076,390

End of period		$ 88,583,805

Overdistributed net investment income		$ (15,397)

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"), a series of Evergreen Municipal Trust. Evergreen Offit National Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Offit National Fund has been carried forward in the financial statements contained herein.

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A shares with investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to adjustments attributable to the acquisition of Evergreen Offit National Fund.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets. Prior to July 14, 2003, Evergreen Offit National Fund, the accounting survivor, paid EIMC an annual fee of 0.35% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2004 were $4,278.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2004, EIS received $14,288 from the sale of Class A shares, and $2,975 and $959 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Offit National Fund at an exchange ratio of 0.18, 0.18, 0.18 and 0.18 for Class A, Class B, Class C and Class I, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,454,605. The aggregate net assets of the Fund and Evergreen Offit National Fund immediately prior to the acquisition were $521,130,244 and $94,992,877, respectively. The aggregate net assets of the Fund immediately after the acquisition were $616,123,121. Evergreen Offit National Fund was the accounting and performance survivor in this transaction.

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,286,961,363 and $1,361,019,190, respectively, for the year ended May 31, 2004.

On May 31, 2004, the aggregate cost of securities for federal income tax purposes was $480,458,179. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,640,348 and $9,509,501, respectively, with a net unrealized depreciation of $869,153.

As of May 31, 2004, the Fund had $26,362,318 in capital loss carryovers for federal income tax purposes with $13,040,031 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-
Interest	Unrealized	Capital Loss
Income	Depreciation	Carryovers

$527,070	$ 869,153	$ 26,362,318

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,		Year Ended
	2004	2003*	December 31, 2002

Ordinary Income	$ 764,625	$ 1,445,071	$ 389,880
Exempt-Interest Income	17,433,151	949,423	2,321,481
Long-term Capital Gain	524,652	0	452,025

* For the five months ended May 31,2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2004, the Fund had no borrowings under this agreement.

12. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, as of May 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund, as of May 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 4, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2004, the percentage representing the portion of distributions from net distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.64%.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

560003  rv1     76/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 1 series of the Registrant's annual financial statements for the fiscal years ended May 31, 2003 and May 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$15,665	$18,001

Audit-related fees (1)	2,004	0
Audit and audit-related fees	17,669	18,001

Tax fees (2)	3,230	4,213

All other fees	0	0

Total fees	$20,899	$22,214

(1) Audit-related fees consists principally of fees for interfund lending procedures.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer
Date: July 25, 2004